Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Summary of Related Party Transactions	Net sales to related parties for the years ended December 31, 2023, 2022 and 2021 are as follows:

(in thousands)	2023	2022	2021

Net sales	$9,039	$8,474	$9,089
As of December 31, 2023 and 2022, balances with related parties are as follows:

(in thousands)	2023	2022

Accounts receivable	$2,890	$5,136
Prepaid expenses and other current assets	$78	$11,929
Accounts payable	$700	$2,708
Accrued and other current liabilities	$2,893	$3,518